UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08603

Name of Fund: BlackRock Debt Strategies Fund, Inc. (DSU)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Debt Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2010

Date of reporting period: 05/31/2009

Item 1 – Schedule of Investments

BlackRock Debt Strategies Fund, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

Aerospace & Defense - 0.4%	Hawker Beechcraft Acquisition Co. LLC, 8.50%, 4/01/15	USD	3,200	$1,344,000
Auto Components - 0.7%	Allison Transmission, Inc., 11%, 11/01/15 (a)		320	249,600
	Allison Transmission, Inc., 11.25%, 11/01/15 (a)(b)		1,020	683,400
	The Goodyear Tire & Rubber Co., 8.625%, 12/01/11		1,000	972,500
	Lear Corp., 8.75%, 12/01/16		700	182,000
	Venture Holdings Co. LLC, 12%, 6/01/09 (c)(d)		4,450	0
	Venture Holdings Co. LLC Series B, 9.50%, 7/01/05 (c)(d)(e)		1,800	180

				2,087,680

Building Products - 3.7%	Building Materials Corp. of America, 7.75%, 8/01/14		4,000	3,500,000
	CPG International I, Inc., 8.561%, 7/01/12 (f)		7,500	3,975,000
	CPG International I, Inc., 10.50%, 7/01/13		1,300	682,500
	Momentive Performance Materials, Inc. Series WI, 9.75%, 12/01/14		1,600	608,000
	Ply Gem Industries, Inc., 11.75%, 6/15/13		4,220	2,700,800

				11,466,300

Capital Markets - 2.3%	E*Trade Financial Corp., 12.50%, 11/30/17 (a)(b)		10,625	7,039,063

Chemicals - 3.3%	American Pacific Corp., 9%, 2/01/15		1,490	1,300,025
	GEO Specialty Chemicals Corp., 7.50%, 3/31/15 (a)(b)(g)		4,067	2,643,682
	GEO Specialty Chemicals, Inc., 10%, 3/31/15 (a)(f)		4,106	2,668,640
	Wellman Holdings, Inc. Second Lien Subordinate Note, 10%, 1/29/19 (a)(g)		2,978	2,978,000
	Wellman Holdings, Inc. Third Lien Subordinate Note, 5%, 1/29/19 (a)(g)		906	453,000

				10,043,347

Commercial Services & Supplies - 0.9%	West Corp., 11%, 10/15/16		3,270	2,779,500

Construction Materials - 0.9%	Nortek, Inc., 10%, 12/01/13		3,070	1,987,825
	Nortek, Inc., 8.50%, 9/01/14		2,850	755,250

				2,743,075

Containers & Packaging - 2.6%	Berry Plastics Holding Corp., 4.504%, 9/15/14 (f)		375	245,625
	Packaging Dynamics Finance Corp., 10%, 5/01/16 (a)		6,215	2,082,025
	Smurfit Kappa Funding Plc, 7.75%, 4/01/15		3,325	2,261,000
	Smurfit-Stone Container Enterprises, Inc., 8.375%, 7/01/12 (c)(d)		1,600	504,000
	Smurfit-Stone Container Enterprises, Inc., 8%, 3/15/17 (c)(d)		2,600	845,000
	Wise Metals Group LLC, 10.25%, 5/15/12		6,325	2,103,063

				8,040,713

Diversified Consumer Services - 0.6%	NBC Acquisition Corp., 11%, 3/15/13		3,875	1,937,500

Diversified Financial Services - 5.8%	Archimedes Funding III Ltd., 5.50%, 11/29/11 (a)		5,744	2,067,728
	FCE Bank Plc, 7.125%, 1/16/12	EUR	8,000	9,613,210

BlackRock Debt Strategies Fund, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

	Ford Motor Credit Co. LLC, 3.889%, 1/13/12 (f)	USD	2,680	$2,117,200
	GMAC LLC, 6.875%, 9/15/11 (a)		900	805,500
	GMAC LLC, 6.75%, 12/01/14 (a)		3,690	3,081,150
	GMAC LLC, 8%, 11/01/31 (a)		460	345,000

				18,029,788

Diversified Telecommunication Services - 2.1%	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (a)		2,600	2,600,000
	Qwest Corp., 8.375%, 5/01/16 (a)		4,000	3,930,000

				6,530,000

Electric Utilities - 0.4%	NSG Holdings LLC, 7.75%, 12/15/25 (a)		1,505	1,211,525

Electronic Equipment, Instruments & Components - 0.0%	Muzak Holdings, LLC, 13%, 3/15/10 (c)(d)		2,675	133,750

Food & Staples Retailing - 0.2%	Supervalu, Inc., 8%, 5/01/16		500	490,000

Health Care Equipment & Supplies - 1.1%	DJO Finance LLC, 10.875%, 11/15/14		4,250	3,485,000

Health Care Providers & Services - 1.0%	Community Health Systems, Inc. Series WI, 8.875%, 7/15/15		3,010	2,976,137

Hotels, Restaurants & Leisure - 4.5%	HRP Myrtle Beach Holdings LLC, 14.50%, 4/01/14 (a)(b)(c)(d)		6,892	8,614
	HRP Myrtle Beach Operations LLC, 7.383%, 4/01/12 (a)(c)(d)		5,000	50,000
	HRP Myrtle Beach Operations LLC, 12.50%, 4/01/13 (a)(c)(d)		5,000	6,250
	Harrah’s Operating Co., Inc., 10%, 12/15/15 (a)		1,160	788,800
	Harrah’s Operating Co., Inc., 10%, 12/15/18 (a)		2,377	1,586,648
	Harrah’s Operating Co., Inc., 10%, 12/15/18 (a)		3,863	2,578,553
	Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/15/14 (a)		2,560	1,107,200
	MGM Mirage, 10.375%, 5/15/14 (a)		800	824,000
	MGM Mirage, 11.125%, 11/15/17 (a)		1,340	1,403,650
	Shingle Springs Tribal Gaming Authority, 9.375%, 6/15/15 (a)		1,370	794,600
	Snoqualmie Entertainment Authority, 5.384%, 2/01/14 (a)(f)		1,015	530,338
	Travelport LLC, 5.293%, 9/01/14 (f)		2,160	1,080,000
	Tropicana Entertainment LLC Series WI, 9.625%, 12/15/14 (c)(d)		530	2,650
	Tunica-Biloxi Gaming Authority, 9%, 11/15/15 (a)		1,860	1,613,550
	Universal City Florida Holding Co. I, 5.778%, 5/01/10 (f)		2,000	1,430,000

				13,804,853

Household Durables - 0.6%	KB Home, 6.375%, 8/15/11		1,170	1,123,200
	Stanley-Martin Communities LLC, 9.75%, 8/15/15		2,250	697,500

				1,820,700

BlackRock Debt Strategies Fund, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

IT Services - 0.4%	First Data Corp., 9.875%, 9/24/15	USD	425	$289,000
	First Data Corp., 11.25%, 3/31/16 (a)		1,800	972,000

				1,261,000

Independent Power Producers & Energy Traders - 1.6%	Calpine Construction Finance Co. LP, 8%, 6/01/16 (a)		1,250	1,189,062
	Energy Future Holdings Corp., 11.25%, 11/01/17 (b)		3,392	1,748,654
	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15		1,800	1,066,500
	Texas Competitive Electric Holdings Co. LLC, 11.25%, 11/01/16 (b)		2,535	991,578

				4,995,794

Industrial Conglomerates - 1.5%	Sequa Corp., 11.75%, 12/01/15 (a)		5,100	2,269,500
	Sequa Corp., 13.50%, 12/01/15 (a)(b)		7,291	2,360,481

				4,629,981

Insurance - 0.9%	Alliant Holdings I, Inc., 11%, 5/01/15 (a)		2,500	1,862,500
	USI Holdings Corp., 4.758%, 11/15/14 (a)(f)		1,630	892,425

				2,754,925

Machinery - 2.0%	ESCO Corp., 4.504%, 12/15/13 (a)(f)		3,070	2,210,400
	Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/14		960	1,040,501
	RBS Global, Inc., 9.50%, 8/01/14 (a)		660	551,100
	RBS Global, Inc., 8.875%, 9/01/16		1,685	1,221,625
	Titan International, Inc., 8%, 1/15/12		1,530	1,315,800

				6,339,426

Marine - 0.2%	Navios Maritime Holdings, Inc., 9.50%, 12/15/14		465	355,725
	Titan Petrochemicals Group Ltd., 8.50%, 3/18/12		1,760	369,600

				725,325

Media - 6.3%	Affinion Group, Inc., 10.125%, 10/15/13		1,080	1,015,200
	CSC Holdings, Inc., 8.50%, 4/15/14 (a)		680	676,600
	Canadian Satellite Radio Holdings, Inc., 12.75%, 2/15/14		5,000	1,175,000
	Charter Communications Holdings LLC, 10%, 4/01/09 (c)(d)		2,402	12,010
	Charter Communications Holdings LLC, 11.125%, 1/15/11 (c)(d)		1,319	65,950
	Charter Communications Holdings LLC, 10%, 5/15/11 (c)(d)		1,978	9,890
	Intelsat Corp., 9.25%, 8/15/14 (a)		4,500	4,342,500
	Local Insight Regatta Holdings, Inc., 11%, 12/01/17		2,665	719,550
	Network Communications, Inc., 10.75%, 12/01/13		20	4,000
	Nielsen Finance LLC, 11.625%, 2/01/14 (a)		5,000	4,950,000
	TL Acquisitions, Inc., 10.50%, 1/15/15 (a)		5,230	4,079,400
	Virgin Media, Inc., 6.50%, 11/15/16 (a)(g)		3,000	2,321,250

				19,371,350

Metals & Mining - 2.2%	Aleris International, Inc., 9%, 12/15/14 (b)(c)(d)		1,100	11,000
	Aleris International, Inc., 10%, 12/15/16 (c)(d)		1,500	5,625
	RathGibson, Inc., 11.25%, 2/15/14		4,440	1,176,600
	Ryerson, Inc., 8.403%, 11/01/14 (a)(f)		6,720	3,704,400

BlackRock Debt Strategies Fund, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

	Teck Resources Ltd., 10.75%, 5/15/19 (a)	USD	1,875	$1,928,906

				6,826,531

Oil, Gas & Consumable Fuels - 2.7%	Chesapeake Energy Corp., 9.50%, 2/15/15		1,645	1,624,437
	Compton Petroleum Finance Corp., 7.625%, 12/01/13		2,220	1,110,000
	Denbury Resources, Inc., 9.75%, 3/01/16		1,875	1,912,500
	Forest Oil Corp., 8.50%, 2/15/14 (a)		2,265	2,185,725
	SandRidge Energy, Inc., 4.833%, 4/01/14 (f)		2,000	1,580,618

				8,413,280

Paper & Forest Products - 5.1%	Abitibi-Consolidated, Inc., 4.82%, 6/15/11 (c)(d)(f)		6,500	617,500
	Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (a)(b)		10,017	2,742,189
	Georgia-Pacific LLC, 8.25%, 5/01/16 (a)		2,950	2,905,750
	NewPage Corp., 7.278%, 5/01/12 (f)		8,000	3,880,000
	NewPage Corp., 10%, 5/01/12		2,720	1,523,200
	NewPage Corp., 12%, 5/01/13		3,325	1,088,938
	Verso Paper Holdings LLC, 11.50%, 7/01/14 (a)		550	505,824
	Verso Paper Holdings LLC Series B, 4.778%, 8/01/14 (f)		4,400	2,376,000

				15,639,401

Pharmaceuticals - 2.2%	Angiotech Pharmaceuticals, Inc., 4.418%, 12/01/13 (f)		5,000	3,600,000
	Elan Finance Plc, 7.75%, 11/15/11		3,525	3,172,500

				6,772,500

Real Estate Investment Trusts (REITs) - 0.3%	RAIT Financial Trust, 6.875%, 4/15/27 (a)(g)		3,500	945,000

Real Estate Management & Development - 1.1%	Realogy Corp., 10.50%, 4/15/14		5,690	2,091,075
	Realogy Corp., 12.375%, 4/15/15		5,053	1,263,250

				3,354,325

Semiconductors & Semiconductor Equipment - 0.7%	Spansion, Inc., 4.386%, 6/01/13 (a)(c)(d)		3,370	2,123,100

Software - 0.1%	BMS Holdings, Inc., 9.224%, 2/15/12 (a)(b)(f)		1,555	187,120

Specialty Retail - 3.4%	General Nutrition Centers, Inc., 6.404%, 3/15/14 (b)(f)		2,835	2,338,875
	General Nutrition Centers, Inc., 10.75%, 3/15/15		4,480	3,864,000
	Michaels Stores, Inc., 10%, 11/01/14		2,240	1,612,800
	Michaels Stores, Inc., 11.375%, 11/01/16		2,785	1,517,825
	United Auto Group, Inc., 7.75%, 12/15/16		1,380	1,062,600

				10,396,100

Wireless Telecommunication Services - 4.7%	Cricket Communications, Inc., 7.75%, 5/15/16 (a)		2,250	2,174,063
	Crown Castle International Corp., 9%, 1/15/15		385	388,850
	Digicel Group Ltd., 8.875%, 1/15/15 (a)		3,560	2,848,000
	Digicel Group Ltd., 9.125%, 1/15/15 (a)(b)		7,248	5,508,480
	MetroPCS Wireless, Inc., 9.25%, 11/01/14		1,000	1,003,750

BlackRock Debt Strategies Fund, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

	MetroPCS Wireless, Inc., 9.25%, 11/01/14 (a)	USD	2,100	$2,100,000
	Orascom Telecom Finance SCA, 7.875%, 2/08/14 (a)		755	619,100

				14,642,243

	Total Corporate Bonds - 66.5%			205,340,332

	Floating Rate Loan Interests

Aerospace & Defense - 0.2%	IAP Worldwide Services, Inc. Term Loan (First Lien), 7.25%, 12/30/12		1,052	641,688

Airlines - 0.9%	Delta Air Lines, Inc. Credit- Linked Deposit Loan, 0.166% - 2.414%, 4/30/12		1,960	1,659,467
	US Airways Group, Inc. Loan, 2.809%, 3/21/14		2,197	1,184,141

				2,843,608

Auto Components - 3.0%	Allison Transmission, Inc. Term Loan, 3.12% - 3.15%, 8/07/14		7,501	5,784,863
	Dana Holding Corp. Term Advance, 7.25%, 1/31/15		2,922	1,381,514
	Goodyear Tire & Rubber Co., The Loan (Second Lien), 2.07%, 4/30/14		1,050	877,899
	Intermet Corp. First Lien Credit Facility, 6.293%, 11/08/10 (c)(d)		1,214	485,591
	Intermet Corp. Letter of Credit, 5.12%, 11/09/10 (c)(d)		1,090	435,856
	Intermet Corp. Synth Letter of Credit, 6.293%, 11/09/10 (b)		83	33,199
	Intermet Corp. Term Loan B, 6.239%, 11/08/10 (b)		360	143,866
	Metaldyne Co. LLC Deposit Funded Loan, 0.166% - 5.188%, 1/11/12 (c)(d)		86	10,298
	Metaldyne Co. LLC Initial Tranche B Term Loan, 6.188%, 1/13/14 (c)(d)		592	70,455

				9,223,541

Automobiles - 0.2%	General Motors Corp. Secured Term Loan, 8%, 11/29/13		792	741,745

Beverages - 0.1%	Culligan International Co. Loan (Second Lien), 5.694% - 6.561%, 4/24/13 EUR		1,500	376,400

Building Products - 1.5%	Building Materials Corp. of America Term Loan Advance, 3.063%, 2/22/14 USD		2,970	2,504,794
	Stile Acquisition Corp. (aka Masonite) Canadian Term Loan, 6.75%, 4/06/13		1,955	1,000,291
	Stile U.S. Acquisition Corp. (aka Masonite) U.S. Term Loan, 6.25%, 4/06/13		1,976	1,011,325

				4,516,410

Chemicals - 4.3%	Ashland, Inc. Term Loan B, 7.65%, 5/13/14		1,000	998,750
	Nalco Co. Term Loan B, 6.50%, 5/06/16		1,725	1,728,234
	PQ Corp. (fka Niagara Acquisition, Inc.) Loan (Second Lien), 7.54%, 7/30/15		12,500	6,291,663
	PQ Corp. (fka Niagara Acquisition, Inc.) Term Loan (First Lien), 4.29% - 4.47%, 7/31/14		1,985	1,498,675
	Solutia Inc. Loan, 7.25%, 2/28/14		3,225	2,597,681

				13,115,003

BlackRock Debt Strategies Fund, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests	Par (000)		Value

Commercial Services & Supplies - 0.3%	John Maneely Co. Term Loan, 3.599% - 4.389%, 12/09/13	USD	1,273	$996,259

Communications Equipment - 0.3%	Safenet, Inc. Term Loan (First Lien), 2.849%, 4/12/14		982	757,753

Computers & Peripherals - 0.3%	Intergraph Corp. Second Lien Term Loan, 6.316% - 6.664%, 11/28/14		1,000	875,000

Construction Materials - 0.4%	Headwaters Inc. Term Loan B1 (First Lien), 6.22%, 4/30/11		1,846	1,199,695

Containers & Packaging - 0.3%	Smurfit-Stone Container DIP Term Loan, 10%, 7/28/10		1,053	1,062,459

Distributors - 0.2%	Keystone Automotive Operations, Inc. Loan, 3.835% - 5.75%, 1/12/12		1,660	746,926

Diversified Consumer Services - 1.3%	Coinmach Corp. Term Loan, 3.31% - 3.76%, 11/14/14		5,197	3,950,000

Diversified Financial Services - 0.1%	J.G. Wentworth, LLC Loan (First Lien), 3.47%, 4/04/14 (c)(d)		4,000	346,668

Diversified Telecommunication Services - 0.9%	Hawaiian Telcom Communications, Inc. Tranche C Term Loan, 4.75%, 5/30/14		4,517	2,281,235
	Paetec Communications Term Loan, 2.819%, 2/28/13		600	543,000

				2,824,235

Electrical Equipment - 0.1%	Generac Acquisition Corp. First Lien Term Loan, 2.911%, 11/10/13		427	293,364

Energy Equipment & Services - 1.1%	Dresser, Inc. Term B Loan, 3.104%, 5/04/14		162	140,244
	Dresser, Inc. Term Loan (Second Lien), 6.085%, 5/04/15		2,500	1,521,875
	MEG Energy Corp. Delayed Draw Term Loan, 3.22%, 4/02/13		1,236	1,064,452
	MEG Energy Corp. Initial Term Loan, 3.22%, 4/03/13		700	602,936

				3,329,507

Food & Staples Retailing - 0.3%	DS Waters of America, Inc. Term Loan, 4.335%, 10/29/12		1,000	685,000
	McJunkin Corp. Term Loan, 4.47%, 1/31/14		350	311,850

				996,850

Food & Tobacco - 0.2%	WM. Bolthouse Farms, Inc. Second Lien Term Loan, 5.819%, 12/16/13		750	571,875

Food Products - 1.0%	Dole Food Co., Inc. Credit-Linked Deposit, 1.139%, 4/12/13		288	285,986
	Dole Food Co., Inc. Tranche B Term Loan, 7.25% - 8%, 4/12/13		505	501,222
	Solvest, Ltd. (Dole) Tranche C Term Loan, 7.25% - 8%, 4/12/13		1,882	1,867,597
	Sturm Foods, Inc. Initial Term Loan Second Lien, 7.125%, 7/31/14		1,250	493,750

				3,148,555

Health Care Equipment & Supplies - 1.0%	DJO Finance LLC (ReAble Therapeutics Fin LLC) Term Loan, 3.319% - 4.22%, 5/20/14		3,456	3,051,869

Health Care Providers & Services - 3.4%	CCS Medical, Inc. (Chronic Care) Term Loan (First Lien), 4.97%, 9/30/12		469	214,078

BlackRock Debt Strategies Fund, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests	Par (000)		Value

	CHS/Community Health Systems, Inc. Funded Term Loan, 2.569%, 7/25/14	USD	2,442	$2,166,671
	DaVita, Inc. Term Loan B, 1.82%, 10/05/12		925	863,863
	Fresenius AG Term Loan B1, 6.75%, 7/06/14		405	404,696
	Fresenius AG Term Loan B2, 6.75%, 7/06/14		285	284,786
	HCA Inc. Tranche A-1 Term Loan, 2.97%, 11/17/12		6,173	5,522,945
	Rotech Healthcare, Inc. Term Loan B, 6.319%, 9/26/11		3,740	1,122,135

				10,579,174

Hotels, Restaurants & Leisure - 2.2%	Golden Nugget, Inc. Second Lien Term Loan, 3.57%, 12/31/14		1,500	360,000
	Green Valley Ranch Gaming, LLC Second Lien Term Loan, 3.599%, 8/16/14		750	75,000
	Harrah’s Operating Co., Inc. Term B-1 Loan, 3.319% - 4.092%, 1/28/15		550	422,570
	Harrah’s Operating Co., Inc. Term B-2 Loan, 3.319% - 4.092%, 1/28/15		693	531,108
	Harrah’s Operating Co., Inc. Term B-3 Loan, 3.286% - 4.092%, 1/28/15		489	375,618
	Las Vegas Sands, LLC Delayed Draw I Term Loan, 2.07%, 5/23/14		416	297,445
	Las Vegas Sands, LLC Tranche B Term Loan, 2.07%, 5/23/14		1,272	910,004
	QCE, LLC (Quiznos) Term Loan (Second Lien), 6.982%, 11/05/13		6,000	1,860,000
	VML U.S. Finance LLC (aka Venetian Macau) New Project Term Loan, 2.57%, 5/25/13		1,000	834,000
	VML U.S. Finance LLC (aka Venetian Macau) Term B Delayed Draw Project Loan, 2.57%, 5/25/12		1,279	1,066,364
	VML U.S. Finance LLC (aka Venetian Macau) Term B Funded Project Loan, 2.57%, 5/27/13		221	184,652

				6,916,761

Household Durables - 0.8%	American Residential Services LLC Term Loan (Second Lien), 10%, 4/17/15		3,045	2,618,071

IT Services - 1.9%	Audio Visual Services Group, Inc. Loan (Second Lien), 7.72%, 8/28/14		1,020	64,593
	Ceridian Corp U.S. Term Loan, 3.316%, 11/09/14		3,460	2,547,554
	First Data Corp. Initial Tranche B-2 Term Loan, 3.059% - 3.069%, 9/24/14		972	712,979
	RedPrairie Corp. Term Loan, 3.688% - 5.25%, 7/20/12		780	561,414
	RedPrairie Corp. Term Loan, 4.313% - 5.25%, 7/20/12		260	187,420
	SunGard Data Systems Inc. (Solar Capital Corp.) New U.S. Term Loan, 2.071%, 2/28/14		2,075	1,881,506

				5,955,466

BlackRock Debt Strategies Fund, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests	Par (000)		Value

Independent Power Producers & Energy Traders - 0.7%	Texas Competitive Electric Holdings Co., LLC (TXU) Initial Tranche B-2 Term Loan, 3.819% - 3.882%, 10/10/14	USD	2,955	$2,034,483
	Texas Competitive Electric Holdings Co., LLC (TXU) Initial Tranche B-3 Term Loan, 3.819% - 3.882%, 10/10/14		199	136,010

				2,170,493

Industrial Conglomerates - 0.3%	Sequa Corp. Term Loan, 3.61% - 4.08%, 12/03/14		1,394	1,048,673

Insurance - 0.2%	Alliant Holdings I, Inc. Term Loan, 4.232%, 8/21/14		598	508,709

Internet & Catalog Retail - 0.4%	FTD Group, Inc. Tranche B Term Loan, 6.75%, 8/04/14		1,416	1,359,545

Life Sciences Tools & Services - 0.4%	Life Technologies Corp. Term B Facility, 5.25%, 11/20/15		1,250	1,246,719

Machinery - 2.4%	Navistar International Corp. Revolving Credit-Linked Deposit, 0.166% - 3.569%, 1/19/12		1,867	1,556,667
	Navistar International Corp. Term Advance, 3.569%, 1/19/12		5,133	4,280,836
	Oshkosh Truck Corp. Term B Loan, 7.15% - 7.32%, 12/06/13		1,695	1,451,014

				7,288,517

Media - 9.9%	Affinion Group Holdings, Inc. Loan, 9.273%, 3/01/12		4,000	2,600,000
	Cengage Learning Acquisitions, Inc. (Thomson Learning) Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		3,217	3,083,417
	Cequel Communications, LLC (aka Cebridge) Term Loan, 2.349% - 2.401%, 11/05/13		1,566	1,411,446
	Cequel Communications, LLC Tranche B Term Loan (Second Lien), 6.411%, 5/05/14		6,691	5,583,526
	Charter Communications Term Loan B1, 7.934%, 3/25/14		1,770	1,718,374
	EB Sports Corp Loan, 7.57%, 5/01/12		4,658	1,863,050
	Ellis Communications KDOC, LLC Loan, 10%, 12/30/11		6,303	1,764,771
	HMH Publishing Co. Ltd. (fka Education Media) Mezzanine, 4.66%, 11/14/14		19,448	3,889,508
	HMH Publishing Co. Ltd. (fka Education Media) Tranche A Term Loan, 7.66%, 6/12/14		5,060	3,604,985
	Lavena Holding 3 GmbH (Prosiebensat.1 Media AG) Facility B1, 4.589%, 6/30/15	EUR	337	111,759
	Lavena Holding 3 GmbH (Prosiebensat.1 Media AG) Facility C1, 4.839%, 6/30/16		674	223,518
	Multicultural Radio Broadcasting, Inc. Term Loan, 3.164%, 12/18/12	USD	409	259,556
	Newsday, LLC Fixed Rate Term Loan, 9.75%, 8/01/13		4,250	4,239,375
	Penton Media, Inc. Loan (Second Lien), 6.039%, 2/01/14		1,000	96,250

				30,449,535

Metals & Mining - 0.2%	Euramax International, Inc. Domestic Loan (Second Lien), 13%, 6/29/13		1,679	50,382

BlackRock Debt Strategies Fund, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests	Par (000)		Value

	Euramax International, Inc. Domestic Loan (Second Lien), 13%, 6/29/13	USD	833	$24,993
	Euramax International, Inc. Domestic Term Loan, 8.75%, 6/29/12		2,447	619,999

				695,374

Multi-Utilities - 0.7%	Energy Transfer Equity, LP Term Loan, 2.706%, 11/01/12		750	709,375
	FirstLight Power Resources, Inc. (fka NE Energy, Inc.) Second Lien Term Loan, 5.75%, 5/01/14		750	519,375
	USPF Holdings, LLC Term Loan, 2.085%, 4/11/14		918	798,711

				2,027,461

Multiline Retail - 0.4%	Dollar General Corp. Tranche B-2 Term Loan, 3.069% - 3.07%, 7/07/14		1,250	1,142,858

Oil, Gas & Consumable Fuels - 2.9%	Big West Oil, LLC Delayed Advance Loan, 6.50%, 5/15/14		962	755,563
	Big West Oil, LLC Initial Advance Loan, 6.50%, 5/15/14		810	635,794
	ScorpionDrilling Ltd. Loan (Second Lien), 8.72%, 5/08/14		2,000	1,600,000
	ScorpionDrilling Ltd. Second Lien, 8.72%, 5/08/14		1,500	1,200,000
	Turbo Beta Ltd. Dollar Facility, 14.50%, 3/15/18		6,033	4,826,244

				9,017,601

Other - 0.4%	Lamar Advertising Co. Term Loan B, 5.50%, 9/28/12		1,225	1,206,625

Paper & Forest Products - 0.4%	Georgia-Pacific LLC Term B Loan, 2.319%, 12/20/12		1,055	977,589
	Verso Paper Finance Holdings LLC Loan, 7.278% - 8.028%, 2/01/13		3,861	193,041

				1,170,630

Pharmaceuticals - 0.3%	Warner Chilcott Co., Inc. Tranche B Acquisition Date Term Loan, 2.319%, 1/18/12		740	699,998
	Warner Chilcott Corp. Tranche C Acquisition Date Term Loan, 2.139%, 1/18/12		260	245,502

				945,500

Real Estate Management & Development - 0.3%	Enclave First Lien Term Loan, 6.14%, 3/01/12		4,000	600,000
	Georgian Towers Term Loan, 6.14%, 3/01/12		4,000	420,116

				1,020,116

Software - 0.7%	Aspect Software, Inc. Loan (Second Lien), 7.375%, 7/11/12		7,000	2,170,000

Specialty Retail - 0.3%	Adesa, Inc. (KAR Holdings, Inc.) Initial Term Loan, 2.57% - 3.47%, 10/20/13		1,000	856,250

Wireless Telecommunication Services - 0.3%	Cricket Communications, Inc. (aka Leap Wireless) Term B Loan, 5.75%, 6/16/13		784	787,773

	Total Floating Rate Loan Interests - 47.5%			146,791,261

	Non-U.S. Government Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities - 2.1%	Crown Castle Towers LLC Series 2005-1A Class AFL, 0.699%, 6/15/35 (a)(f)		3,005	2,854,750

BlackRock Debt Strategies Fund, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Non-U.S. Government Agency Mortgage-Backed Securities	Par (000)		Value

	Crown Castle Towers LLC Series 2005-1A Class AFX, 4.643%, 6/15/35 (a)	USD	3,555	$3,466,125

	Total Non-U.S. Government Agency Mortgage-Backed Securities -2.1%			6,320,875

	Common Stocks	Shares

Airlines - 0.0%	Delta Air Lines, Inc. (d)		14,829	86,156

Building Products - 0.0%	Neenah Enterprises Inc. (d)		144,858	60,840

Chemicals - 0.0%	GEO Specialty Chemicals, Inc. (a)(d)		339,340	130,273
	GenTek Inc. (d)		403	9,466
	Wellman Holdings, Inc. (a)(d)		5,373	1,343

				141,082

Communications Equipment - 1.5%	Loral Space & Communications Ltd. (d)		150,354	4,636,917

Containers & Packaging - 0.4%	Smurfit Kappa Plc		36,342	203,766
	Viskase Cos., Inc. (d)		1,428,423	928,475

				1,132,241

Diversified Financial Services - 0.0%	Preferred Term Securities VI, Ltd. (a)(d)		35,000	350

Electrical Equipment - 0.1%	Medis Technologies Ltd. (d)		286,757	77,424
	SunPower Corp. Class B (d)		4,892	125,822

				203,246

Hotels, Restaurants & Leisure - 0.0%	Buffets Restaurants Holdings, Inc. (d)		2,752	28
	HRP Corp. Class B (a)(b)(d)		5,000	50
	Lodgian, Inc. (d)		27,787	52,795

				52,873

Paper & Forest Products - 1.2%	Ainsworth Lumber Co. Ltd. (d)		1,190,019	1,689,516
	Ainsworth Lumber Co. Ltd. (a)(d)		1,335,501	1,889,055
	Western Forest Products, Inc. (a)(d)		211,149	50,285

				3,628,856

Specialty Retail - 0.4%	Movie Gallery, Inc. (d)		503,737	1,254,305

	Total Common Stocks -3.6%			11,196,866

	Preferred Securities

	Capital Trusts	Par (000)

Diversified Financial Services - 0.3%	Citigroup, Inc. Series E, 8.40% (c)(d)(f)(h)		905	791,866

	Total Preferred Securities - 0.3%			791,866

	Warrants (i)	Shares

Building Products - 0.0%	Neenah Enterprises Inc. (expires 9/30/13)		130,547	48,302

Chemicals - 0.0%	GenTek Inc. Tranche C (expires 11/10/10)		231	693

Health Care Providers & Services - 0.0%	HealthSouth Corp. (expires 1/16/14)		126,761	1

Hotels, Restaurants & Leisure - 0.0%	Buffets Restaurants Holdings, Inc. (expires 4/29/14)		1,216	12

BlackRock Debt Strategies Fund, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Warrants (i)	Shares		Value

Specialty Retail - 0.0%	Movie Gallery, Inc. (expires 5/15/15)		62,323	$31,162

	Total Warrants - 0.0%			80,170

	Other Interests (j)		Beneficial Interest (000)

Airlines - 0.0%	Delta Air Lines, Inc. Default 8.33% Escrow	USD	5,505	34,406
	Delta Air Lines, Inc. Default 10% Escrow		4,200	26,250

				60,656

Hotels, Restaurants & Leisure - 0.0%	Buffets, Inc.		1,440	144

Media - 0.0%	Adelphia Escrow		7,500	750
	Adelphia Preferred Escrow		5	1
	Adelphia Recovery Trust		9,406	37,624
	Adelphia Recovery Trust Series ACC-6B INT		500	50

				38,425

Specialty Retail - 0.0%	Movie Gallery, Inc. Default Escrow		21,700	217

	Total Other Interests - 0.0%			99,442

	Total Investments (Cost - $637,972,095*) - 120.0%			370,620,812
	Liabilities in Excess of Other Assets - (20.0)%			(61,892,383)

	Net Assets - 100.0%			$308,728,429

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$639,356,308

Gross unrealized appreciation	$8,126,655
Gross unrealized depreciation	(276,862,151)

Net unrealized depreciation	$(268,735,496)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Non-income producing security.

(e)	As a result of bankruptcy proceedings, the company did not repay the principal amount of the security upon maturity.

(f)	Variable rate security. Rate shown is as of report date.

(g)	Convertible security.

(h)	Security is perpetual in nature and has no stated maturity date.

(i)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(j)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

BlackRock Debt Strategies Fund, Inc.

Schedule of Investments May 31, 2009 (Unaudited)

•	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Co. Act of 1940, were as follows:

Affiliate	Net Activity		Income

BlackRock Liquidity Series, LLC Cash Sweep Series	USD	(4,725,260)	$3,977

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of May 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	172,000	USD	239,866	Citibank, NA	6/02/09	$3,284
GBP	266,000	USD	384,208	UBS AG	6/10/09	45,706
USD	1,236,070	CAD	1,600,000	Citibank, NA	6/10/09	(229,570)
USD	9,194,934	EUR	6,747,000	Citibank, NA	7/15/09	(339,741)

Total						$(520,321)

•	Credit default swaps on single-name issues - buy protection outstanding as of May 31, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

First Data Corp.	5%	JPMorgan Chase Bank NA	December 2013	USD	1,500	$74,365
First Data Corp.	5%	JPMorgan Chase Bank NA	December 2013	USD	1,000	49,465
Host Hotels & Resorts LP	5%	Goldman Sachs Bank USA	March 2014	USD	2,500	(308,770)
Masco Corp.	5.30%	JPMorgan Chase Bank NA	March 2014	USD	1,500	(121,857)
Masco Corp.	6.25%	JPMorgan Chase Bank NA	March 2014	USD	1,500	(177,782)
Mohawk Industries, Inc.	4.45%	JPMorgan Chase Bank NA	March 2014	USD	1,500	(105,022)
Mohawk Industries, Inc.	5.20%	JPMorgan Chase Bank NA	March 2014	USD	1,500	(154,219)
Lennar Corp.	5.75%	JPMorgan Chase Bank NA	June 2014	USD	1,700	(160,271)

Total						$(904,091)

BlackRock Debt Strategies Fund, Inc.

Schedule of Investments May 31, 2009 (Unaudited)

•	Credit default swaps on single-name issues - sold protection outstanding as of May 31, 2009 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating [1]	Notional Amount (000)[2]		Unrealized Depreciation

BAA Ferrovial Junior Term Loan	2.00%	Deutsche Bank AG	March 2012	A-	GBP	900	$(268,028)

1 Using Standard and Poor’s ratings of the issuer.

2 The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Currency Abbreviations:

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

USD	US Dollar

BlackRock Debt Strategies Fund, Inc.

Schedule of Investments May 31, 2009 (Unaudited)

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Assets	Liabilities

Level 1	$8,972,697	—	—
Level 2	271,846,082	$172,820	$(1,597,232)
Level 3	89,802,033	—	(268,028)

Total	$370,620,812	$172,820	$(1,865,260)

* Other financial instruments are swaps and foreign currency exchange contracts. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

BlackRock Debt Strategies Fund, Inc.

Schedule of Investments May 31, 2009 (Unaudited)

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Investments in Securities

Assets

Balance, as of February 28, 2009	$106,044,416
Realized loss	(13,650,341)
Change in unrealized appreciation	17,124,352
Net sales	(24,182,066)
Net transfers in/out of Level 3	4,465,672

Balance as of May 31, 2009	$89,802,033

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Debt Strategies Fund, Inc.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Debt Strategies Fund, Inc.

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Debt Strategies Fund, Inc.

Date: July 15, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Debt Strategies Fund, Inc.

Date: July 15, 2009